Background and Nature of Operations (Details)	Jul. 30, 2024 $ / shares	Jul. 21, 2024 USD ($) $ / shares	Jul. 07, 2024 USD ($) $ / shares	Jun. 23, 2024 USD ($) $ / shares	May 27, 2024 USD ($) $ / shares	Oct. 15, 2023 USD ($) $ / shares	Jun. 30, 2024 $ / shares	Mar. 31, 2024 $ / shares	Jun. 25, 2023 $ / shares	Mar. 31, 2023 $ / shares	Mar. 31, 2022 $ / shares	Mar. 31, 2021 $ / shares
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Common stock, par value (in dollars per share)							$ 0.01	$ 0.01		$ 0.01
Vista Outdoor Inc.
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Common stock, par value (in dollars per share)							$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
MNC Capital And Private Equity Partner | Subsequent Event | Vista Outdoor Inc.
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Potential business acquisition, all cash-transaction (in dollars per share)	$ 42.00
The Kinetic Group
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Equity conversion ratio						1
Cash paid per acquiree share (in dollars per share)				$ 18.00	$ 16.00	$ 12.90
Enterprise value of segment | $				$ 2,000,000,000	$ 1,960,000,000	$ 1,910,000,000
The Kinetic Group | Subsequent Event
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Cash paid per acquiree share (in dollars per share)		$ 24.00	$ 21.00	$ 18.00	$ 16.00
Enterprise value of segment | $		$ 2,150,000,000	$ 2,100,000,000	$ 2,000,000	$ 1,960,000
The Kinetic Group | Vista Outdoor Inc.
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Common stock, par value (in dollars per share)						$ 0.01
Enterprise value of segment | $						$ 1,910,000,000
The Kinetic Group | Vista Outdoor Inc. | Subsequent Event
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Enterprise value of segment | $					$ 1,960,000,000